UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment           [_]; Amendment Number:

This amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Cooper Creek Partners Management LLC
Address:  60 East 42nd Street, Suite 2508
          New York, NY 10165


13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John McCleary
Title:   CFO
Phone:   646-291-2852


Signature, Place and Date of Signing:


/s/ John McCleary             New York, NY                May 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X]      13F HOLDINGS REPORT.

[_]      13F NOTICE.

[_]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $85,660
                                          (thousands)


List of Other Included Managers:

No.        Form 13F File Number                 Name

None


								VALUE	 SHRS OR  	SH/	PUT/	INVESTMENT 	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP 		(X$1000) PRN AMT 	PRN	CALL 	DISCRETION	MANAGERS 	SOLE	 SHARED 	NONE

ANCESTRY.COM INC		COM		032803108	2604 	114495		SH		SOLE		NONE		114495
BONANZA CREEK ENERGY INC	COM		097793103	2223 	101726		SH		SOLE		NONE		101726
CHARMING SHOPPES		COM		161133103	4427	750325		SH		SOLE		NONE		750325
CLEARWIRE CORP-CLASS A		COM		18538Q105	2543	1115544		SH		SOLE		NONE		1115544
FOREST OIL CORP			COM		346091705	1974	162896		SH		SOLE		NONE		162896
GEOKINETICS INC			COM		372910307	1626	923786		SH		SOLE		NONE		923786
G-III APPAREL GROUP LTD		COM		36237H101	6571	231201		SH		SOLE		NONE		231201
GSE HOLDING INC			COM		36191X100	3746	285322		SH		SOLE		NONE		285322
HANESBRANDS INC			COM		410345102	1495	50611		SH		SOLE		NONE		50611
IMAX CORP			COM		45245E109	3091	126468		SH		SOLE		NONE		126468
INTL GAME TECHNOLOGY		COM		459902102	1904	113385		SH		SOLE		NONE		113385
LORAL SPACE & COMMUNICATIONS	COM		543881106	5236	65781		SH		SOLE		NONE		65781
MOTORCAR PARTS OF AMERICA IN	COM		620071100	2499	259815		SH		SOLE		NONE		259815
NORTH AMERICAN ENERGY PARTNE	COM		656844107	3030	618398		SH		SOLE		NONE		618398
NORTHWEST PIPE CO		COM		667746101	8276	389626		SH		SOLE		NONE		389626
PILGRIM'S PRIDE CORP		COM		72147K108	4022	539167		SH		SOLE		NONE		539167
QUALITY DISTRIBUTION INC	COM		74756M102	1998	145000		SH		SOLE		NONE		145000
REX ENERGY CORP			COM		761565100	3099	290150		SH		SOLE		NONE		290150
RITE AID CORP			COM		767754104	1083	622522		SH		SOLE		NONE		622522
SEMGROUP CORP			COM		81663A105	5228	179400		SH		SOLE		NONE		179400
SHAW GROUP INC			COM		820280105	2165	68290		SH		SOLE		NONE		68290
SHUTTERFLY INC			COM		82568P304	2429	77521		SH		SOLE		NONE		77521
TAKE-TWO INTERACTIVE SOFTWRE	COM		874054109	3482	226326		SH		SOLE		NONE		226326
TREEHOUSE FOODS INC		COM		89469A104	3090	51936		SH		SOLE		NONE		51936
VONAGE HOLDINGS CORP		COM		92886T201	1852	838189		SH		SOLE		NONE		838189
WAUSAU PAPER CORP		COM		943315101	2227	237405		SH		SOLE		NONE		237405
WPX ENERGY INC			COM		98212B103	2153	119534		SH		SOLE		NONE		119534
ZALE CORP			COM		988858106	1587	513498		SH		SOLE		NONE		513498
